SCHEDULE OF ASSUMPTIONS TO ESTIMATE FAIR VALUE OF WARRANTS GRANTED (Details)	Feb. 15, 2022	Dec. 09, 2021
I-Bankers Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)		5 years
Measurement Input, Risk Free Interest Rate [Member] | GT Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	1.72
Measurement Input, Risk Free Interest Rate [Member] | I-Bankers Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		1.18
Measurement Input, Price Volatility [Member] | GT Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	60.00
Measurement Input, Price Volatility [Member] | I-Bankers Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		35.00
Measurement Input, Expected Term [Member] | GT Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	5 years
Measurement Input, Expected Term [Member] | I-Bankers Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)		5 years
Measurement Input, Expected Dividend Rate [Member] | GT Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0.00
Measurement Input, Expected Dividend Rate [Member] | I-Bankers Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		0.00